Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Aggregate Principal Amount of Debt Outstanding

The aggregate principal amount of debt outstanding as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Term loans under 2012 Loan Agreement	$2,917	$4,667
FFG loans	9,872	10,225

	$12,789	$14,892

The aggregate principal amount of debt outstanding as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Term loans under 2012 Loan Agreement	$4,667	$7,000
FFG Loans	10,225	8,047

	$14,892	$15,047

Schedule of Current and Non-current Debt obligations

Current and non-current debt obligations reflected in the condensed consolidated balance sheets as of September 30, 2018 and December 31, 2017 consisted of the following (in thousands):

	September 30, 2018	December 31, 2017
Current liabilities:
Term loans under 2012 Loan Agreement	$2,917	$2,333
FFG loans	—	—
Unamortized debt discount	(9)	(19)

Loans payable, net of discount	2,908	2,314

Non-current liabilities:
Term loans under 2012 Loan Agreement	$—	$2,334
FFG loans	9,872	10,225
Unamortized debt discount	(2,045)	(2,637)

Loans payable, net of discount and current portion	7,827	9,922

Total loans payable, net of discount	$10,735	$12,236

Current and non-current debt obligations reflected in the consolidated balance sheets as of December 31, 2017 and 2016 consisted of the following (in thousands):

	December 31,
	2017	2016
Current liabilities:
Term loans under 2012 Loan Agreement	$2,333	$2,333
FFG loans	—	—
Unamortized debt discount	(19)	(34)

Loans payable, net of discount	2,314	2,299

Non-current liabilities:
Term loans under 2012 Loan Agreement	2,334	4,667
FFG loans	10,225	8,047
Unamortized debt discount	(2,637)	(2,587)

Loans payable, net of discount and current portion	9,922	10,127

Total loans payable, net of discount	$12,236	$12,426